SUPPLEMENT DATED MAY 30, 2025
TO

PROSPECTUSES AND UPDATING SUMMARY PROSPECTUSES
EACH DATED MAY 1, 2025
FOR
MASTERS CHOICE II AND MASTERS FLEX II

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

Appendix A to the Prospectus is updated as follows:

The Current Expenses number for BlackRock Global Allocation V.I. Fund Class III is 1.02%2.

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2This Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver.  Please refer to the Fund’s prospectus for more information.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE